Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Quantitative Impact of IFRS 15 and IFRS 9 (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Quantitative impact of IFRS 15 and IFRS 9 [Abstract]
Deferred tax asset	$ 0.0	$ 0.0
IFRS 15 [Member]
Quantitative impact of IFRS 15 and IFRS 9 [Abstract]
Corresponding assets		52.4
IFRS 9 [Member]
Quantitative impact of IFRS 15 and IFRS 9 [Abstract]
Corresponding liability		20.0
Deferred tax asset		$ 4.4